Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 2,999,408	₩ 3,264,306	₩ 3,476,588
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,326,792	2,553,485	2,720,014
Other employee benefits	444,090	473,916	500,169
Contributions to National Pension plan	67,241	73,148	75,668
Expenses related to defined benefit plans and defined contribution plans	₩ 161,285	₩ 163,757	₩ 180,737